Business Segments Information (Financial Information By Geographic Area) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Total	$ 3,585	$ 3,802
United States
Segment Reporting Information [Line Items]
Revenues	9,783	10,310	$ 10,000
Property, Plant and Equipment	1,968	2,022	1,952
China
Segment Reporting Information [Line Items]
Revenues	2,472	2,853	3,122
Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Revenues	22,304	24,537	24,669
Property, Plant and Equipment, Total	3,585	3,802	3,605
Reportable Geographical Components [Member] | United States And Canada [Member]
Segment Reporting Information [Line Items]
Revenues	10,673	11,262	10,964
Property, Plant and Equipment	1,979	2,036	1,969
Reportable Geographical Components [Member] | Asia [Member]
Segment Reporting Information [Line Items]
Revenues	4,936	5,483	5,888
Property, Plant and Equipment	564	602	518
Reportable Geographical Components [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues	4,024	4,815	4,841
Property, Plant and Equipment	733	803	772
Reportable Geographical Components [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Revenues	1,241	1,508	1,555
Property, Plant and Equipment	254	306	308
Reportable Geographical Components [Member] | Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Revenues	1,430	1,469	1,421
Property, Plant and Equipment	$ 55	$ 55	$ 38